Private Placement (Details) - Schedule of Sales of FPA Shares and Proceeds to the Company $ in Thousands	3 Months Ended
Mar. 31, 2024 USD ($)
2024 FPA Amendments-Gross [Member]
Subsidiary, Sale of Stock [Line Items]
Total sales of FPA Shares	$ 2,626
Proceeds received from sales of FPA Shares	2,626
2024 FPA Amendments-Shortfall Sales [Member]
Subsidiary, Sale of Stock [Line Items]
Shortfall Sales	(1,753)
2024 FPA Amendments-Net [Member]
Subsidiary, Sale of Stock [Line Items]
Total sales of FPA Shares	873
Proceeds received from sales of FPA Shares	$ 873